FUTURE POLICY BENEFITS, POLICY AND CONTRACT CLAIMS AND POLICYHOLDERS' ACCOUNT BALANCES - Narratives (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
VOBA
Disclosure of transactions between related parties [line items]
Average useful life				30 years
American National
Disclosure of transactions between related parties [line items]
Negative VOBA revenue	$ 223
American National | VOBA
Disclosure of transactions between related parties [line items]
Negative VOBA revenue reminder of 2022				$ 12
Amortization expense on intangible assets				2
Additions, net of disposals				$ 781
Average useful life				30 years
Future Policy Benefits
Disclosure of transactions between related parties [line items]
New business		$ 1,229	$ 52	$ 1,536	$ 55
Normal changes		(500)	10	(829)	(76)
Management actions and changes in assumptions		16	2	53	7
Impact of foreign exchange		(70)	13	(49)	28
Reinsurance Reserve, Net	14,164	14,164	$ 1,163	14,164	$ 1,163	$ 8,364	$ 8,328	$ 1,086	$ 1,149
Policy and contract claims
Disclosure of transactions between related parties [line items]
New business		0		0
Normal changes		(199)		(199)
Management actions and changes in assumptions		13		13
Reinsurance Reserve, Net	$ 1,404	$ 1,404		$ 1,404		$ 0	$ 0